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                               DAVIS SERIES, INC.
                          SUPPLEMENT DATED JULY 3, 2001
                                       TO
                                   PROSPECTUS
                                DATED MAY 1, 2001


The following information supplements the information contained in the section of the prospectus describing Davis Growth Opportunity Fund and entitled "Past Performance":

Investments in initial public offerings (IPOs) had a favorable impact on Davis Growth Opportunity Fund's performance in 1999 and 2000. This was a time when the IPO market was very active. No assurance can be given that Davis Growth Opportunity Fund will continue to invest in IPOs to the same extent in the future, or that such investments would be profitable.




                               DAVIS SERIES, INC.
                          SUPPLEMENT DATED JULY 3, 2001
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001


The following information supplements the information contained in the section of the statement of additional information entitled "Performance Data":

Investments in initial public offerings (IPOs) had a favorable impact on Davis Growth Opportunity Fund's performance in 1999 and 2000. This was a time when the IPO market was very active. No assurance can be given that Davis Growth Opportunity Fund will continue to invest in IPOs to the same extent in the future, or that such investments would be profitable.